Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam ETF Trust
Entity Central Index Key	0001845809
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Putnam PanAgora ESG International Equity ETF
Shareholder Report [Line Items]
Fund Name	Putnam PanAgora ESG International Equity ETF
Class Name	Putnam PanAgora ESG International Equity ETF
Trading Symbol	PPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam PanAgora ESG International Equity ETF for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam PanAgora ESG International Equity ETF	$54	0.49%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Putnam PanAgora ESG International Equity ETF returned 22.11%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 24.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Market intelligence and management & governance factor composites outperformed.
↑
Among countries, Sweden was the top contributor. Within the country, an overweight position in Sandvik AB, an engineering group serving mining, rock processing, metal cutting and advanced manufacturing, contributed the most. Its stock rose because orders and revenue strengthened, mining demand stayed robust, margins remained resilient, and tungsten-related demand boosted investor expectations after a strong Q1 2026 report. The company was held overweight due to its high scores in environmental and growth factors.

↑
Among sectors, information technology was the top contributor. An underweight position in SAP SE, a Germany-based enterprise software supplier in cloud ERP, business applications, and AI-enabled corporate systems, was the top performer in the sector. Its stock fell driven by weaker-than-expected cloud backlog guidance, slower cloud migration momentum, larger deal timing, artificial intelligence (AI) competition concerns, tariff uncertainty, and broader software-sector rotation. The company was held underweight due to its low scores in value, social, and environmental factors.

Top detractors from performance:
↓	The alpha model detracted from performance.
↓
Among countries, the U.K. was the top detractor. An overweight in 3i Group PLC, a private equity and infrastructure investment company, was the top laggard. Its stock fell due to slowing growth at Action, its key Dutch non-food discount retailer, plus weakness in France, valuation concerns, analyst downgrades, weather pressures, and skepticism over Action’s costly U.S. expansion. The company was held overweight due to its high factor scores in governance and value.

↓
Among sectors, consumer discretionary was the top detractor. An overweight position in Sony Group Corp, a Japan-based multinational entertainment and technology company, was one of the top laggards in the sector. Its stock declined despite solid fundamentals, mainly due to concerns over rising memory costs pressuring PlayStation margins, uncertainty around the BRAVIA TV joint venture with TCL, a one-time impairment charge in gaming, weaker consumer electronics demand, tariff risks, and layoffs at Sony Pictures. The Fund continued to hold an overweight position in Sony Group Corp due to its positive scores in social and quality factors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	Since Inception (1/19/2023)
Putnam PanAgora ESG International Equity ETF (NAV)	22.11	16.56
MSCI All Country World ex-U.S. Index-NR	32.20	16.03
MSCI EAFE Index-NR	24.60	14.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,147,013
Holdings Count | $ / shares	138
Advisory Fees Paid, Amount	$ 1,057,543
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,147,013
Total Number of Portfolio Holdings	138
Total Management Fee Paid (based on a unitary fee)	$1,057,543
Portfolio Turnover Rate	89%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
At a meeting held on March 26, 2026, the Board of Trustees of Putnam ETF Trust, on behalf of the Fund, approved a plan to liquidate and dissolve the Fund, upon recommendation by Putnam Investment Management, LLC, the Fund’s investment adviser.
The liquidation of the Fund is expected to occur on or about June 16, 2026 (the “Liquidation Date”), although the Fund may make dispositions of portfolio holdings prior to the Liquidation Date.
Effective as of the close of business on May 19, 2026, the Fund will no longer accept orders for the purchase of creation units, and effective as of the close of business on June 9, 2026, the Fund will no longer accept redemption orders. Trading for the Fund on NYSE  Arca, Inc. will be suspended prior to market open on June 10, 2026.
When the Funds are in the process of liquidating their portfolios, which is anticipated to commence prior to June 10, 2026, the Funds will hold cash and securities that may not be consistent with the Funds’ investment objectives and strategies.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.